Segmental analysis	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segmental analysis

5	Segmental analysis
The Group Chief Executive, supported by the rest of the Group Executive Committee (‘GEC’), is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the Group’s reportable segments. Global business results are assessed by the CODM on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. Therefore, we present these results on an adjusted basis as required by IFRSs. The 2019 adjusted performance information is presented on a constant currency basis. The income statements for the half-years to 30 June 2019 and 31 December 2019 are converted at the average rates of exchange for 2020, and the balance sheets at 30 June 2019 and 31 December 2019 at the prevailing rates of exchange on
30 June 2020.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
Change in reportable segments
Effective from 2Q20, we made the following realignments within our internal reporting to the GEC and CODM:

•	We simplified our matrix organisational structure by combining Global Private Banking and Retail Banking and Wealth Management to form Wealth and Personal Banking.

•	We reallocated our reporting of Balance Sheet Management, hyperinflation accounting in Argentina and Holdings net interest expense from Corporate Centre to the global businesses.
Comparative data have been re-presented accordingly.
Our global businesses
We provide a comprehensive range of banking and related financial services to our customers in our three global businesses. The products and services offered to customers are organised by these global businesses:

•
Wealth and Personal Banking (‘WPB’) provides a full range of retail banking and wealth products to our customers from personal banking to ultra high net worth individuals. Typically, customer offerings include retail banking products, such as current and savings accounts, mortgages and personal loans, credit cards, debit cards and local and international payment services. We also provide wealth management services, including insurance and investment products, global asset management services, investment management and Private Wealth Solutions for customers with more sophisticated and international requirements.

•
Commercial Banking (‘CMB’) offers a broad range of products and services to serve the needs of our commercial customers, including small and medium-sized enterprises, mid-market enterprises and corporates. These include credit and lending, international trade and receivables finance, treasury management and liquidity solutions (payments and cash management and commercial cards), commercial insurance and investments. CMB also offers customers access to products and services offered by other global businesses, such as Global Banking and Markets, which include foreign exchange products, raising capital on debt and equity markets and advisory services.

•
Global Banking and Markets (‘GBM’) provides tailored financial solutions to major government, corporate and institutional clients and private investors worldwide. The client-focused business lines deliver a full range of banking capabilities, including financing, advisory and transaction services, a markets business that provides services in credit, rates, foreign exchange, equities, money markets and securities services, and principal investment activities.

HSBC adjusted profit before tax and balance sheet data
		Half-year to 30 Jun 2020
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income before change in expected credit losses and other credit impairment charges	1	11,251	7,000	8,178	48	26,477
– external		9,684	7,431	10,105	(743)	26,477
– inter-segment		1,567	(431)	(1,927)	791	—
of which: net interest income/(expense)		8,032	4,883	2,372	(804)	14,483
Change in expected credit losses and other credit impairment charges		(2,202)	(3,526)	(1,118)	(12)	(6,858)
Net operating income		9,049	3,474	7,060	36	19,619
Total operating expenses		(7,346)	(3,290)	(4,512)	206	(14,942)
Operating profit		1,703	184	2,548	242	4,677
Share of profit in associates and joint ventures		(8)	—	—	966	958
Adjusted profit before tax		1,695	184	2,548	1,208	5,635
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.1	3.3	45.2	21.4	100.0
Adjusted cost efficiency ratio		65.3	47.0	55.2	(429.2)	56.4
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		429,487	344,567	243,355	1,272	1,018,681
Interests in associates and joint ventures		425	13	136	24,226	24,800
Total external assets		814,719	549,530	1,390,006	168,543	2,922,798
Customer accounts		775,870	418,263	337,573	674	1,532,380

HSBC adjusted profit before tax and balance sheet data (continued)
		Half-year to 30 Jun 2019[2]
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	12,861	7,647	7,590	(283)	27,815
– external		10,747	8,087	10,258	(1,277)	27,815
– inter-segment		2,114	(440)	(2,668)	994	—
of which: net interest income/(expense)		8,525	5,466	2,667	(1,761)	14,897
Change in expected credit losses and other credit impairment (charges)/recoveries		(527)	(478)	(97)	14	(1,088)
Net operating income/(expense)		12,334	7,169	7,493	(269)	26,727
Total operating expenses		(7,551)	(3,258)	(4,758)	(172)	(15,739)
Operating profit/(loss)		4,783	3,911	2,735	(441)	10,988
Share of profit in associates and joint ventures		41	—	—	1,244	1,285
Adjusted profit before tax		4,824	3,911	2,735	803	12,273
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		39.3	31.9	22.3	6.5	100.0
Adjusted cost efficiency ratio		58.7	42.6	62.7	(60.8)	56.6
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		414,611	340,976	246,209	1,184	1,002,980
Interests in associates and joint ventures		451	12	14	23,046	23,523
Total external assets		729,032	506,223	1,319,642	148,668	2,703,565
Customer accounts		714,969	354,806	286,867	505	1,357,147

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

2	A change in reportable segments was made in 2Q20. Comparative data have been re-presented accordingly.

		Half-year to 31 Dec 2019[2]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	12,492	7,379	7,113	(352)	26,632
– external		10,320	7,871	9,886	(1,445)	26,632
– inter-segment		2,172	(492)	(2,773)	1,093	—
of which: net interest income/(expense)		8,769	5,409	2,533	(1,495)	15,216
Change in expected credit losses and other credit impairment charges		(829)	(684)	(61)	20	(1,554)
Net operating income/(expense)		11,663	6,695	7,052	(332)	25,078
Total operating expenses		(7,685)	(3,498)	(4,656)	(609)	(16,448)
Operating profit/(loss)		3,978	3,197	2,396	(941)	8,630
Share of profit in associates and joint ventures		11	—	—	1,019	1,030
Adjusted profit before tax		3,989	3,197	2,396	78	9,660
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		41.3	33.1	24.8	0.8	100.0
Adjusted cost efficiency ratio		61.5	47.4	65.5	(173.0)	61.8
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		428,834	336,345	240,411	1,071	1,006,661
Interests in associates and joint ventures		445	13	13	23,760	24,231
Total external assets		754,369	496,757	1,233,829	153,539	2,638,494
Customer accounts		735,301	377,691	285,954	710	1,399,656

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

2	A change in reportable segments was made in 2Q20. Comparative data have been presented accordingly.
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		Half-year to
		30 Jun 2020	30 Jun 2019	31 Dec 2019
	Footnotes	$m	$m	$m
Reported external net operating income by country/territory	1	26,745	29,372	26,726
– UK		4,166	4,577	4,434
– Hong Kong		8,703	9,461	8,988
– US		2,435	2,293	2,178
– France		697	979	963
– other countries		10,744	12,062	10,163

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted results reconciliation
		Half-year to
		30 Jun 2020			30 Jun 2019				31 Dec 2019
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	1	26,477	268	26,745	27,815	681	876	29,372	26,632	281	(187)	26,726
ECL		(6,858)	—	(6,858)	(1,088)	(52)	—	(1,140)	(1,554)	(62)	—	(1,616)
Operating expenses		(14,942)	(1,585)	(16,527)	(15,739)	(453)	(957)	(17,149)	(16,448)	(228)	(8,524)	(25,200)
Share of profit in associates and joint ventures		958	—	958	1,285	39	—	1,324	1,030	—	—	1,030
Profit before tax		5,635	(1,317)	4,318	12,273	215	(81)	12,407	9,660	(9)	(8,711)	940

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	At
	30 Jun 2020	31 Dec 2019
	Reported and adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	1,018,681	1,006,661	30,082	1,036,743
Interests in associates and joint ventures	24,800	24,231	243	24,474
Total external assets	2,922,798	2,638,494	76,658	2,715,152
Customer accounts	1,532,380	1,399,656	39,459	1,439,115

Adjusted profit reconciliation
		Half-year to
		30 Jun 2020	30 Jun 2019	31 Dec 2019
	Footnotes	$m	$m	$m
Adjusted profit before tax		5,635	12,273	9,660
Significant items		(1,317)	(81)	(8,711)
– customer redress programmes (revenue)		26	—	(163)
– disposals, acquisitions and investment in new businesses (revenue)		(8)	827	(59)
– fair value movements on financial instruments	1	299	50	34
– restructuring and other related costs (revenue)		(49)	—	—
– costs of structural reform	2	—	(91)	(67)
– customer redress programmes (operating expenses)		(50)	(610)	(671)
– impairment of goodwill and other intangible assets		(1,025)	—	(7,349)
– restructuring and other related costs (operating expenses)	3	(505)	(287)	(540)
– settlements and provisions in connection with legal and other regulatory matters		(5)	2	59
– currency translation on significant items			28	45
Currency translation			215	(9)
Reported profit before tax		4,318	12,407	940

1	Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.

2	Comprises costs associated with preparations for the UK’s exit from the European Union.

3	Includes impairment of software intangible assets of $173m.